CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 292,457	$ 427,804
Investments	48,408	32,581
Trade receivables	425,422	300,109
Other assets	15,197	7,855
Other receivables	70,212	49,194
Other financial assets	6,529	2,057
Total current assets	858,225	819,600
Non-current assets
Investments	1,513	1,027
Other assets	10,657	8,583
Other receivables	16,316	24,263
Deferred tax assets	46,574	58,404
Investment in associates	1,337	0
Other financial assets	34,978	25,233
Property and equipment	161,733	133,373
Intangible assets	181,612	102,016
Right-of-use asset	147,311	144,581
Goodwill	739,204	567,451
Total non-current assets	1,341,235	1,064,931
TOTAL ASSETS	2,199,460	1,884,531
Current liabilities
Trade payables	88,648	63,210
Payroll and social security taxes payable	203,819	184,464
Borrowings	2,838	10,305
Other financial liabilities	59,316	63,059
Lease liabilities	37,681	25,917
Tax liabilities	23,454	18,071
Income tax payable	11,276	20,318
Other liabilities	808	955
Total current liabilities	427,840	386,299
Non-current liabilities
Trade payables	5,445	6,387
Borrowings	861	1,935
Other financial liabilities	82,222	61,226
Lease liabilities	97,457	108,568
Deferred tax liabilities	11,291	1,289
Income tax payable	0	877
Payroll and social security taxes payable	4,316	0
Contingent liabilities	13,615	9,637
Total non-current liabilities	215,207	189,919
TOTAL LIABILITIES	643,047	576,218
Capital and reserves
Issued capital	50,724	50,080
Additional paid-in capital	950,520	872,030
Other reserves	(32,242)	(6,395)
Retained earnings	538,551	389,660
Total equity attributable to owners of the Company	1,507,553	1,305,375
Non-controlling interests	48,860	2,938
Total equity	1,556,413	1,308,313
TOTAL EQUITY AND LIABILITIES	$ 2,199,460	$ 1,884,531